Derivatives (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Notional Amounts and Estimated Fair Values

The notional amounts and estimated fair values as of September 30, 2017 and December 31, 2016 were as follows:

	September 30, 2017			December 31, 2016
		Fair Value			Fair Value
(In thousands)	Notional Amount	Other Assets	Other Liabilities	Notional Amount	Other Assets	Other Liabilities
Derivatives designated as hedging instruments (cash flow hedges):
Commercial loan interest rate swaps	$1,332,000	$—	$15,830	$1,332,000	$1,184	$17,225
Derivatives not designated as hedging instruments:
Commercial loan interest rate swaps	718,686	2,481	2,481	474,923	2,877	2,877
Commercial loan interest rate caps	267,347	104	104	286,959	94	94
Commercial loan interest rate floors	265,515	48	48	51,878	118	118
Mortgage loan held for sale interest rate lock commitments	10,051	—	123	3,788	88	—
Mortgage loan forward sale commitments	5,384	—	6	7,724	—	46
Mortgage loan held for sale floating commitments	10,754	—	—	5,895	—	—
Foreign exchange contracts	45,659	713	696	—	—	—

Total derivatives not designated as hedging instruments	1,323,396	3,346	3,458	831,167	3,177	3,135

Total derivatives	$2,655,396	$3,346	$19,288	$2,163,167	$4,361	$20,360

The notional amounts and estimated fair values as of December 31, 2016 and 2015 were as follows:

	December 31, 2016			December 31, 2015
		Fair Value			Fair Value
(In thousands)	Notional Amount	Other Assets	Other Liabilities	Notional Amount	Other Assets	Other Liabilities
Derivatives designated as hedging instruments (cash flow hedges):
Commercial loan interest rate swaps	$1,332,000	$1,184	$17,225	$982,000	$2,916	$278
Derivatives not designated as hedging instruments:
Commercial loan interest rate swaps	$474,923	$2,877	$2,877	$473,446	$4,340	$4,340
Commercial loan interest rate caps	286,959	94	94	308,812	48	48
Commercial loan interest rate floors	51,878	118	118	—	—	—
Mortgage loan held for sale interest rate lock commitments	3,788	88	—	9,024	64	—
Mortgage loan forward sale commitments	7,724	—	46	5,021	4	—
Mortgage loan held for sale floating commitments	5,895	—	—	17,390	—	—
Foreign exchange contracts	—	—	—	36,672	366	312

Total derivatives not designated as hedging instruments	831,167	3,177	3,135	850,365	4,822	4,700

Total derivatives	$2,163,167	$4,361	$20,360	$1,832,365	$7,738	$4,978

Schedule of Gain (Loss) in Consolidated Statements of Income Related to Derivative Instruments

Gain (loss) included in the consolidated statements of income related to derivative instruments for the three and nine months ended September 30, 2017 and 2016 were as follows:

	For the Three Months Ended September 30,
	2017			2016
(In thousands)	OCI	Reclassified from AOCI to interest income	Noninterest income	OCI	Reclassified from AOCI to interest income	Noninterest income
Derivatives designated as hedging instruments (cash flow hedges):
Commercial loan interest rate swaps	$546	$409	$—	$(4,556)	$2,945	$—
Derivatives not designated as hedging instruments:
Mortgage loan held for sale interest rate lock commitments	$—	$—	$(44)	$—	$—	$(29)
Foreign exchange contracts	—	—	631	—	—	328

	For the Nine Months Ended September 30,
	2017			2016
(In thousands)	OCI	Reclassified from AOCI to interest income	Noninterest income	OCI	Reclassified from AOCI to interest income	Noninterest income
Derivatives designated as hedging instruments (cash flow hedges):
Commercial loan interest rate swaps	$3,872	$3,442	$—	$27,661	$8,328	$329
Derivatives not designated as hedging instruments:
Mortgage loan held for sale interest rate lock commitments	$—	$—	$35	$—	$—	$93
Foreign exchange contracts	—	—	1,652	—	—	924

Gain (loss) included in the consolidated statements of income related to derivative instruments for the years ended December 31, 2016, 2015 and 2014 were as follows:

	For the Year Ended December 31, 2016
(In thousands)	OCI	Reclassified from AOCI to interest income	Noninterest income
Derivatives designated as hedging instruments (cash flow hedges):
Commercial loan interest rate swaps	$(7,444)	$11,255	$166
Derivatives not designated as hedging instruments:
Mortgage loan held for sale interest rate lock commitments	$—	$—	$24
Mortgage loan forward sale commitments	—	—	—
Foreign exchange contracts	—	—	1,264

	For the Year Ended December 31, 2015
(In thousands)	OCI	Reclassified from AOCI to interest income	Noninterest income
Derivatives designated as hedging instruments (cash flow hedges):
Commercial loan interest rate swaps	$7,454	$4,877	$(329)
Derivatives not designated as hedging instruments:
Mortgage loan held for sale interest rate lock commitments	$—	$—	$(66)
Mortgage loan forward sale commitments	—	—	86
Foreign exchange contracts	—	—	965

	For the Year Ended December 31, 2014
(In thousands)	OCI	Reclassified from AOCI to interest income	Noninterest income
Derivatives not designated as hedging instruments:
Mortgage loan held for sale interest rate lock commitments	$—	$—	$52
Mortgage loan forward sale commitments	—	—	(105)
Foreign exchange contracts	—	—	604

Schedule of Interest Rate Swap Agreements

In June 2015 and March 2016, the Company entered into the following interest rate swap agreements to manage overall cash flow changes related to interest rate risk exposure on benchmark interest rate loans.

Effective Date	Maturity Date	Notional Amount (In Thousands)	Fixed Rate	Variable Rate
June 15, 2015	December 17, 2018	$382,000	1.3250%	1 Month LIBOR
June 30, 2015	December 31, 2019	300,000	1.5120	1 Month LIBOR
June 30, 2015	December 29, 2017	300,000	0.9530	1 Month LIBOR
March 8, 2016	February 27, 2026	175,000	1.5995	1 Month LIBOR
March 8, 2016	February 27, 2026	175,000	1.5890	1 Month LIBOR

In June 2015 and March 2016, the Company entered into interest rate swap agreements to manage overall cash flow changes related to interest rate risk exposure on benchmark interest rate loans.

Effective Date	Maturity Date	Notional Amount (In Thousands)	Fixed Rate	Variable Rate
June 15, 2015	December 17, 2018	$382,000	1.3250%	1 Month LIBOR
June 30, 2015	December 31, 2019	300,000	1.5120%	1 Month LIBOR
June 30, 2015	December 29, 2017	300,000	0.9530%	1 Month LIBOR
March 8, 2016	February 27, 2026	175,000	1.5995%	1 Month LIBOR
March 8, 2016	February 27, 2026	175,000	1.5890%	1 Month LIBOR